Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net (loss)	$ (1,762,101)	$ (170,168)
Amortization of discount on convertible debt	260,210	1,429
Change in Fair Market Value derivative	955,247
Common stock issued in connection with services provided by consultants	101,000	781
Common stock issued in connection with services associated with subscription receivable		50,000
Changes in operating assets and liabilities:
(Increase) in inventory deposits	(11,426)
Increase (decrease) in accounts payable (related party)	237,528	62,100
Increase (decrease) in accounts payable (non-related)	(28,035)
(Increase) decrease in accounts receivable		19,000
Increase (decrease) in accrued interest	11,204	85
Net cash provided (used) by operating activities	(236,373)	(36,773)
Cash flows from financing activities:
Net proceeds from convertible promissory notes	402,000	32,500
Net proceeds from sale of common stock	40,803
Repayment of convertible promissory notes	(136,583)
Net cash provided (used) by financing activities	306,226	32,500
Net increase (decrease) in cash	69,853	(4,273)
Cash- beginning of period	7,357	30,299
Cash- end of period	77,210	26,026
Non-cash investing and financing operating activities:
Beneficial Conversion Feature (BCF) of convertible notes	312,500	32,500
Discount due to derivative settlement	89,500
Settlement of derivative liabilities	138,970
Issuance of common shares in connection with debt conversion	70,000
Non-cash investing and financing operating activities	610,970	32,500
Supplemental disclosure of cash flow information:
Interest
Income taxes